UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
811-21670
Investment Company Act File Number
Eaton Vance Enhanced Equity Income Fund II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1.	Schedule of Investments

Eaton Vance
Enhanced Equity Income Fund II
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.3%(1)

Security	Shares	Value
Aerospace & Defense — 2.1%
Boeing Co. (The)	56,421	$3,414,035
United Technologies Corp.	110,273	7,758,808

		$11,172,843

Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	61,728	$3,898,123

		$3,898,123

Auto Components — 0.8%
Johnson Controls, Inc.	169,887	$4,479,920

		$4,479,920

Beverages — 4.0%
Coca-Cola Co. (The)	230,225	$15,554,001
PepsiCo, Inc.	93,342	5,777,870

		$21,331,871

Biotechnology — 1.2%
Celgene Corp.(2)	100,523	$6,224,384

		$6,224,384

Chemicals — 3.3%
Air Products and Chemicals, Inc.	45,828	$3,499,884
Ecolab, Inc.	110,560	5,405,279
Monsanto Co.	145,694	8,747,468

		$17,652,631

Commercial Banks — 1.4%
KeyCorp	265,905	$1,576,817
PNC Financial Services Group, Inc.	49,540	2,387,332
Wells Fargo & Co.	145,818	3,517,130

		$7,481,279

Communications Equipment — 4.3%
Harris Corp.	33,190	$1,134,102
JDS Uniphase Corp.(2)	555,062	5,533,968
QUALCOMM, Inc.	331,827	16,136,747
Riverbed Technology, Inc.(2)	17,714	353,572

		$23,158,389

Computers & Peripherals — 7.4%
Apple, Inc.(2)	103,146	$39,317,192

		$39,317,192

Construction & Engineering — 0.8%
Fluor Corp.	88,658	$4,127,030

		$4,127,030

Consumer Finance — 0.9%
American Express Co.	111,832	$5,021,257

		$5,021,257

Electrical Equipment — 0.7%
Emerson Electric Co.	88,487	$3,655,398

		$3,655,398

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	515,012	$6,365,548

		$6,365,548

Energy Equipment & Services — 2.4%
Halliburton Co.	84,236	$2,570,883
Rowan Cos., Inc.(2)	112,121	3,384,933
Schlumberger, Ltd.	113,844	6,799,902

		$12,755,718

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	51,071	$4,193,951

		$4,193,951

Food Products — 1.5%
Green Mountain Coffee Roasters, Inc.(2)	86,317	$8,022,302

		$8,022,302

Health Care Equipment & Supplies — 3.0%
Covidien PLC	91,081	$4,016,672
St. Jude Medical, Inc.	243,994	8,830,143
Varian Medical Systems, Inc.(2)	55,522	2,896,027

		$15,742,842

Health Care Providers & Services — 4.5%
AmerisourceBergen Corp.	222,657	$8,298,426
Fresenius Medical Care AG & Co. KGaA ADR	102,452	6,918,584
UnitedHealth Group, Inc.	193,295	8,914,765

		$24,131,775

Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.(2)	191,511	$3,451,028

		$3,451,028

Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.	103,025	$9,047,656

		$9,047,656

Household Durables — 1.0%
Tempur-Pedic International, Inc.(2)	101,530	$5,341,493

		$5,341,493

Household Products — 0.5%
Colgate-Palmolive Co.	30,924	$2,742,340

		$2,742,340

Industrial Conglomerates — 2.9%
Danaher Corp.	237,462	$9,959,156
General Electric Co.	363,503	5,539,786

		$15,498,942

Insurance — 0.3%
Lincoln National Corp.	100,119	$1,564,860

		$1,564,860

Internet & Catalog Retail — 3.9%
Amazon.com, Inc.(2)	45,024	$9,735,540
Expedia, Inc.	209,028	5,382,471
priceline.com, Inc.(2)	12,150	5,460,939

		$20,578,950

Internet Software & Services — 6.1%
eBay, Inc.(2)	176,001	$5,190,270
Google, Inc., Class A(2)	37,476	19,276,905
Rackspace Hosting, Inc.(2)	15,281	521,693

Security	Shares	Value
VeriSign, Inc.	255,772	$7,317,637

		$32,306,505

IT Services — 5.7%
Accenture PLC, Class A	51,905	$2,734,355
International Business Machines Corp.	156,986	27,477,260

		$30,211,615

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.(2)	49,470	$2,505,161

		$2,505,161

Machinery — 1.9%
Illinois Tool Works, Inc.	245,339	$10,206,102

		$10,206,102

Media — 1.7%
McGraw-Hill Cos., Inc. (The)	108,638	$4,454,158
Walt Disney Co. (The)	147,820	4,458,251

		$8,912,409

Metals & Mining — 2.0%
Freeport-McMoRan Copper & Gold, Inc.	120,826	$3,679,152
Goldcorp, Inc.	155,312	7,088,439

		$10,767,591

Multiline Retail — 1.3%
Macy’s, Inc.	260,308	$6,851,307

		$6,851,307

Oil, Gas & Consumable Fuels — 7.3%
Apache Corp.	36,697	$2,944,567
Brigham Exploration Co.(2)	169,355	4,277,907
ConocoPhillips	100,220	6,345,931
Exxon Mobil Corp.	270,216	19,625,788
Peabody Energy Corp.	98,605	3,340,737
Rosetta Resources, Inc.(2)	61,980	2,120,956

		$38,655,886

Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	99,679	$8,755,803

		$8,755,803

Pharmaceuticals — 3.5%
Shire PLC ADR	99,318	$9,328,940
Teva Pharmaceutical Industries, Ltd. ADR	85,087	3,166,938
Watson Pharmaceuticals, Inc.(2)	93,129	6,356,054

		$18,851,932

Road & Rail — 1.1%
Kansas City Southern(2)	112,904	$5,640,684

		$5,640,684

Semiconductors & Semiconductor Equipment — 1.5%
Broadcom Corp., Class A(2)	57,015	$1,898,029
Cypress Semiconductor Corp.(2)	401,143	6,005,111

		$7,903,140

Software — 3.9%
Microsoft Corp.	372,325	$9,267,169
Oracle Corp.	406,375	11,679,218

		$20,946,387

Security	Shares	Value
Specialty Retail — 1.0%
TJX Companies, Inc. (The)	94,827	$5,260,054

		$5,260,054

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	96,135	$8,220,504

		$8,220,504

Thrifts & Mortgage Finance — 1.0%
BankUnited, Inc.	256,806	$5,331,293

		$5,331,293

Tobacco — 2.1%
Philip Morris International, Inc.	180,643	$11,268,510

		$11,268,510

Wireless Telecommunication Services — 0.6%
American Tower Corp., Class A(2)	63,487	$3,415,601

		$3,415,601

Total Common Stocks (identified cost $457,345,494)		$512,968,206

Short-Term Investments — 6.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(3)	$32,690	$32,690,441

Total Short-Term Investments (identified cost $32,690,441)		$32,690,441

Total Investments — 102.4% (identified cost $490,035,935)		$545,658,647

Covered Call Options Written — (1.3)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Accenture PLC, Class A	260	$52.50	10/22/11	$(52,000)
Allscripts Healthcare Solutions, Inc.	960	17.00	10/22/11	(156,000)
Amazon.com, Inc.	360	200.00	10/22/11	(796,500)
American Express Co.	560	47.00	10/22/11	(66,920)
American Tower Corp., Class A	320	55.00	10/22/11	(41,600)
AmerisourceBergen Corp.	1,785	40.00	10/22/11	(58,012)
Apache Corp.	185	110.00	10/22/11	(462)
Apple, Inc.	520	385.00	11/19/11	(1,251,900)
Boeing Co. (The)	285	70.00	11/19/11	(22,087)
Brigham Exploration Co.	850	31.00	10/22/11	(21,250)
Celgene Corp.	505	60.00	10/22/11	(175,487)
Coca-Cola Co. (The)	1,155	70.00	10/22/11	(103,950)
ConocoPhillips	505	67.50	10/22/11	(36,865)
Corning, Inc.	2,575	15.00	11/19/11	(46,350)
Costco Wholesale Corp.	255	82.50	10/22/11	(69,487)
Covidien PLC	455	52.50	10/22/11	(3,412)
Cypress Semiconductor Corp.	2,010	18.00	10/22/11	(30,150)
Danaher Corp.	1,190	46.00	10/22/11	(53,550)
Ecolab, Inc.	555	55.00	10/22/11	(5,550)
Emerson Electric Co.	445	47.00	10/22/11	(10,012)
Estee Lauder Cos., Inc. (The), Class A	490	95.00	10/22/11	(72,275)
Expedia, Inc.	1,045	29.00	10/22/11	(26,125)
Exxon Mobil Corp.	1,355	75.00	10/22/11	(202,572)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Fluor Corp.	445	$62.50	10/22/11	$(1,112)
Freeport-McMoRan Copper & Gold, Inc.	605	45.00	10/22/11	(4,537)
Fresenius Medical Care AG & Co. KGaA ADR	515	70.00	10/22/11	(128,750)
General Electric Co.	1,820	16.00	10/22/11	(66,430)
Goldcorp, Inc.	345	57.50	10/22/11	(3,968)
Google, Inc., Class A	165	540.00	10/22/11	(245,025)
Green Mountain Coffee Roasters, Inc.	435	100.00	10/22/11	(153,338)
Halliburton Co.	425	46.00	10/22/11	(638)
Illinois Tool Works, Inc.	1,220	45.00	10/22/11	(76,250)
International Business Machines Corp.	785	170.00	10/22/11	(767,338)
JDS Uniphase Corp.	2,775	15.00	10/22/11	(8,325)
Johnson Controls, Inc.	850	33.00	10/22/11	(4,250)
Kansas City Southern	565	55.00	10/22/11	(60,738)
Lincoln National Corp.	505	28.00	10/22/11	(2,525)
Macy’s, Inc.	1,305	26.00	10/22/11	(204,233)
McDonald’s Corp.	515	90.00	10/22/11	(70,555)
McDonald’s Corp.	515	90.00	12/17/11	(157,075)
McGraw-Hill Cos., Inc. (The)	545	40.00	10/22/11	(140,338)
Microsoft Corp.	1,865	26.00	10/22/11	(88,588)
Monsanto Co.	730	70.00	10/22/11	(19,345)
NIKE, Inc., Class B	485	85.00	10/22/11	(187,938)
NIKE, Inc., Class B	380	92.50	11/19/11	(86,830)
Oracle Corp.	2,030	29.00	10/22/11	(248,675)
Peabody Energy Corp.	495	50.00	10/22/11	(1,485)
PepsiCo, Inc.	735	70.00	10/22/11	(3,308)
Philip Morris International, Inc.	905	67.50	10/22/11	(24,888)
priceline.com, Inc.	50	530.00	10/22/11	(10,500)
QUALCOMM, Inc.	1,660	55.00	10/22/11	(39,840)
Rosetta Resources, Inc.	310	50.00	10/22/11	(3,875)
Rowan Cos., Inc.	565	38.00	10/22/11	(5,650)
Schlumberger, Ltd.	570	82.50	11/19/11	(7,410)
Shire PLC ADR	500	100.00	10/22/11	(47,500)
St. Jude Medical, Inc.	1,215	45.00	10/22/11	(6,075)
Tempur-Pedic International, Inc.	510	60.00	10/22/11	(52,275)
Thermo Fisher Scientific, Inc.	240	55.00	10/22/11	(12,600)
TJX Companies, Inc. (The)	475	55.00	10/22/11	(116,375)
United Technologies Corp.	555	77.50	11/19/11	(79,365)
UnitedHealth Group, Inc.	970	47.00	10/22/11	(162,960)
Varian Medical Systems, Inc.	280	60.00	11/19/11	(20,300)
VeriSign, Inc.	1,280	32.00	10/22/11	(37,760)
Walt Disney Co. (The)	740	34.00	10/22/11	(9,620)
Watson Pharmaceuticals, Inc.	470	65.00	10/22/11	(220,900)
Wells Fargo & Co.	730	25.00	10/22/11	(71,905)

Total Covered Call Options Written (premiums received $9,529,873)				$(6,963,908)

Other Assets, Less Liabilities — (1.1)%				$(5,695,388)

Net Assets — 100.0%				$532,999,351

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at September 30, 2011 has been pledged as collateral for such written option.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $12,960.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$491,994,574

Gross unrealized appreciation	$94,191,407
Gross unrealized depreciation	(40,527,334)

Net unrealized appreciation	$53,664,073

Written call options activity for the fiscal year to date ended September 30, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	63,670	$12,344,203
Options written	292,731	40,269,060
Options terminated in closing purchase transactions	(157,391)	(22,836,350)
Options exercised	(1,701)	(213,505)
Options expired	(145,604)	(20,033,535)

Outstanding, end of period	51,705	$9,529,873

At September 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

At September 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $6,963,908.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$512,968,206	$—	$—	$512,968,206
Short-Term Investments	—	32,690,441	—	32,690,441

Total Investments	$512,968,206	$32,690,441	$—	$545,658,647

Liability Description

Covered Call Options Written	$(6,963,908)	$—	$—	$(6,963,908)

Total	$(6,963,908)	$—	$—	$(6,963,908)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2.	Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date: November 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date: November 23, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: November 23, 2011